COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

16. COMMITMENTS, CONTINGENCIES AND GUARANTEES

    In the normal course of business, various commitments and contingent liabilities are entered into by AIG and certain of its subsidiaries. In addition, AIG guarantees various obligations of certain subsidiaries.

    Although AIG cannot currently quantify its ultimate liability for unresolved litigation and investigation matters, including those referred to below, it is possible that such liability could have a material adverse effect on AIG's consolidated financial condition or its consolidated results of operations or consolidated cash flows for an individual reporting period.

(A) LITIGATION AND INVESTIGATIONS

    Overview.    AIG and its subsidiaries, in common with the insurance and financial services industries in general, are subject to litigation, including claims for punitive damages, in the normal course of their business. In AIG's insurance operations (including UGC), litigation arising from claims settlement activities is generally considered in the establishment of AIG's liability for unpaid claims and claims adjustment expense. However, the potential for increasing jury awards and settlements makes it difficult to assess the ultimate outcome of such litigation. AIG is also subject to derivative, class action and other claims asserted by its shareholders and others alleging, among other things, breach of fiduciary duties by its directors and officers and violations of insurance laws and regulations, as well as federal and state securities laws. In the case of any derivative action brought on behalf of AIG, any recovery would accrue to the benefit of AIG.

    Various regulatory and governmental agencies have been reviewing certain public disclosures, transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, AIG's liquidity, compensation paid to certain employees, payments made to counterparties, and certain business practices and valuations of current and former operating insurance subsidiaries. AIG has cooperated, and will continue to cooperate, in producing documents and other information in response to subpoenas and other requests.

    AIG's life insurance companies have received industry-wide regulatory inquiries, including a multi-state audit covering compliance with unclaimed property laws and a directive from the New York Insurance Department (the New York Directive) regarding claims settlement practices. In particular, the above referenced multi-state audit seeks to require insurers to use the Social Security Death Master File (SSDMF) to identify potential deceased insureds, notwithstanding that the beneficiary or other payee has not presented the company with a valid claim, to determine whether a claim is payable and to take appropriate action. The multi-state audit covers certain policies in force at any time since 1992. The New York Directive generally requires a similar review and action although the time frame under review is different.

    AIG recorded an increase of $202 million in the estimated reserves for incurred but not reported death claims in 2011 in conjunction with the use of the SSDMF to identify potential claims not yet presented. Although AIG has enhanced its claims practices to include use of the SSDMF, it is possible that the inquiries, audits and other regulatory activity could result in the payment of additional death claims, additional escheatment of funds deemed abandoned under state laws, administrative penalties and interest. AIG believes it is adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate. Additionally, state regulators are considering a variety of proposals that would require life insurance companies to take additional steps to identify unreported deceased policy holders.

    The National Association of Insurance Commissioners Market Analysis Working Group, led by the states of Ohio and Iowa, is conducting a multi-state examination of certain accident and health products, including travel products, issued by National Union Fire Insurance Company of Pittsburgh, Pa. (National Union). The examination formally commenced in September 2010 after National Union, based on the identification of certain regulatory issues related to the conduct of its accident and health insurance business, including rate and form issues, producer licensing and appointment, and vendor management, requested that state regulators collectively conduct an examination of the regulatory issues in its accident and health business. In addition to Ohio and Iowa, the lead states in the multi-state examination are Minnesota, New Jersey and Pennsylvania, and currently a total of 38 states have agreed to participate in the multi-state examination. As part of the multi-state examination, the following Interim Consent Orders were entered into with Ohio: (a) on January 7, 2011, in which National Union agreed, on a nationwide basis, to cease marketing directly to individual bank customers accident/sickness policy forms that had been approved to be sold only as policies providing blanket coverage, and to certain related remediation and audit procedures and (b) on February 14, 2012, in which National Union agreed, on a nationwide basis, to limit outbound telemarketing to certain forms and rates. A Consent Order was entered into with Minnesota on February 10, 2012, in which National Union and Travel Guard Group Inc., an AIG subsidiary, agreed to (i) cease automatically enrolling Minnesota residents in certain insurance relating to air travel, (ii) pay a civil penalty to Minnesota of $250,000 and (iii) refund premium to Minnesota residents who were automatically enrolled in certain insurance relating to air travel. In early 2012, Chartis U.S., Inc., on behalf of itself, National Union, and certain of Chartis U.S., Inc.'s insurance companies (collectively, Chartis U.S.) and the lead regulators agreed in principle upon certain terms to resolve the multi-state examination. The terms include Chartis U.S.'s (i) payment of a civil penalty of up to $51 million, (ii) agreement to enter into a corrective action plan describing agreed-upon specific steps and standards for evaluating Chartis U.S.'s ongoing compliance with laws and regulations governing the regulatory issues identified in the examination, and (iii) agreement to pay a contingent fine in the event that Chartis U.S. fails to substantially comply with the steps and standards agreed to in the corrective action plan. As of December 31, 2011, AIG has an accrued liability equal to the amount of the civil penalty under the proposed agreement. As the terms outlined above are subject to agreement by the lead and participating states and appropriate agreements or orders, AIG (i) can give no assurance that these terms will not change prior to a final resolution of the multi-state examination that is binding on all parties and (ii) cannot predict what other regulatory action, if any, will result from resolving the multi-state examination. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's consolidated results of operations for an individual reporting period, the ongoing operations of the business being examined, or on similar business written by other AIG carriers. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course.

    Industry-wide examinations conducted by the Minnesota Department of Insurance and the Department of Housing and Urban Development (HUD) on captive reinsurance practices by lenders and mortgage insurance companies, including UGC, have been ongoing for several years. Recently, the newly formed Consumer Financial Protection Bureau assumed responsibility for violations of the Real Estate Settlement Procedures Act from HUD, and assumed HUD's aforementioned ongoing investigation. UGC recently received a proposed consent order from the Minnesota Commissioner of Commerce (the MN Commissioner) which alleges that UGC violated the Real Estate Settlement Procedures Act, the Fair Credit Reporting Act and other state and federal laws in connection with its practices with captive reinsurance companies owned by lenders. UGC is currently engaged in discussions with the MN Commissioner with respect to the terms of the proposed consent order. UGC cannot predict if or when a consent order may be entered into or, if entered into, what the terms of the final consent order will be. UGC is also currently subject to civil litigation relating to its placement of reinsurance with captives owned by lenders, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course.

AIG's Subprime Exposure, AIGFP Credit Default Swap Portfolio and Related Matters

    AIG, AIGFP and certain directors and officers of AIG, AIGFP and other AIG subsidiaries have been named in various actions relating to AIG's exposure to the U.S. residential subprime mortgage market, unrealized market valuation losses on AIGFP's super senior credit default swap portfolio, losses and liquidity constraints relating to AIG's securities lending program and related disclosure and other matters (Subprime Exposure Issues).

    Consolidated 2008 Securities Litigation.    Between May 21, 2008 and January 15, 2009, eight purported securities class action complaints were filed against AIG and certain directors and officers of AIG and AIGFP, AIG's outside auditors, and the underwriters of various securities offerings in the United States District Court for the Southern District of New York (the Southern District of New York), alleging claims under the Securities Exchange Act of 1934 (the Exchange Act) or claims under the Securities Act of 1933 (the Securities Act). On March 20, 2009, the Court consolidated all eight of the purported securities class actions as In re American International Group, Inc. 2008 Securities Litigation (the Consolidated 2008 Securities Litigation). Subsequently, on November 18, 2011 and January 20, 2012, two separate, though similar, securities actions were brought against AIG and certain directors and officers of AIG and AIGFP by the Kuwait Investment Office and various Oppenheimer Funds, respectively.

    On May 19, 2009, lead plaintiff in the Consolidated 2008 Securities Litigation filed a consolidated complaint on behalf of purchasers of AIG Common Stock during the alleged class period of March 16, 2006 through September 16, 2008, and on behalf of purchasers of various AIG securities offered pursuant to AIG's shelf registration statements. The consolidated complaint alleges that defendants made statements during the class period in press releases, AIG's quarterly and year-end filings, during conference calls, and in various registration statements and prospectuses in connection with the various offerings that were materially false and misleading and that artificially inflated the price of AIG Common Stock. The alleged false and misleading statements relate to, among other things, the Subprime Exposure Issues. The consolidated complaint alleges violations of Sections 10(b) and 20(a) of the Exchange Act and Sections 11, 12(a)(2), and 15 of the Securities Act. On August 5, 2009, defendants filed motions to dismiss the consolidated complaint, and on September 27, 2010, the Court denied the motions to dismiss.

    On November 24, 2010 and December 10, 2010, AIG and all other defendants filed answers to the consolidated complaint denying the material allegations therein and asserting their defenses.

    On April 1, 2011, the lead plaintiff in the Consolidated 2008 Securities Litigation filed a motion to certify a class of plaintiffs. On November 2, 2011, the Court terminated the motion without prejudice to an application for restoration.

    As of February 23, 2012, plaintiffs in the Consolidated 2008 Securities Litigation have not specified an amount of alleged damages, discovery is ongoing and the Court has not determined if a class action is appropriate or the size or scope of any class. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

    As of February 23, 2012, the actions initiated by the Kuwait Investment Office and various Oppenheimer Funds are in their early stages, no discussions concerning potential damages have occurred and the plaintiffs have not specified an amount of alleged damages in their respective actions. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from these litigations.

    ERISA Actions – Southern District of New York.    Between June 25, 2008, and November 25, 2008, AIG, certain directors and officers of AIG, and members of AIG's Retirement Board and Investment Committee were named as defendants in eight purported class action complaints asserting claims on behalf of participants in certain pension plans sponsored by AIG or its subsidiaries. On March 19, 2009, the Court consolidated these eight actions as In re American International Group, Inc. ERISA Litigation II. On June 26, 2009, lead plaintiffs' counsel filed a consolidated amended complaint. The action purports to be brought as a class action under the Employee Retirement Income Security Act of 1974, as amended (ERISA), on behalf of all participants in or beneficiaries of certain benefit plans of AIG and its subsidiaries that offered shares of AIG Common Stock. In the consolidated amended complaint, plaintiffs allege, among other things, that the defendants breached their fiduciary responsibilities to plan participants and their beneficiaries under ERISA, by continuing to offer the AIG Stock Fund as an investment option in the plans after it allegedly became imprudent to do so. The alleged ERISA violations relate to, among other things, the defendants' purported failure to monitor and/or disclose certain matters, including the Subprime Exposure Issues. On September 18, 2009, defendants filed motions to dismiss the consolidated amended complaint.

    On March 31, 2011, the Court granted defendants' motions to dismiss with respect to one plan at issue, and denied defendants' motions to dismiss with respect to the other two plans at issue.

    On August 5, 2011, AIG and all other defendants filed answers to the consolidated complaint denying the material allegations therein and asserting their defenses.

    As of February 23, 2012, plaintiffs have not specified an amount of alleged damages, discovery is ongoing, and the Court has not determined if a class action is appropriate or the size or scope of any class. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

    Consolidated 2007 Derivative Litigation.    On November 20, 2007 and August 6, 2008, purported shareholder derivative actions were filed in the Southern District of New York naming as defendants directors and officers of AIG and its subsidiaries and asserting claims on behalf of nominal defendant AIG. The actions have been consolidated as In re American International Group, Inc. 2007 Derivative Litigation (the Consolidated 2007 Derivative Litigation). On June 3, 2009, lead plaintiff filed a consolidated amended complaint naming additional directors and officers of AIG and its subsidiaries as defendants. As amended, the factual allegations include the Subprime Exposure Issues and AIG and AIGFP employee retention payments and related compensation issues. The claims asserted on behalf of nominal defendant AIG include breach of fiduciary duty, waste of corporate assets, unjust enrichment, contribution and violations of Sections 10(b) and 20(a) of the Exchange Act. On August 5 and 26, 2009, AIG and defendants filed motions to dismiss the consolidated amended complaint. On December 18, 2009, a separate action, previously commenced in the United States District Court for the Central District of California (Central District of California) and transferred to the Southern District of New York on June 5, 2009, was consolidated into the Consolidated 2007 Derivative Litigation and dismissed without prejudice to the pursuit of the claims in the Consolidated 2007 Derivative Litigation.

    On March 30, 2010, the Court dismissed the action due to plaintiff's failure to make a pre-suit demand on AIG's Board of Directors. On March 17, 2011, the United States Court of Appeals for the Second Circuit (the Second Circuit) affirmed the Southern District of New York's dismissal of the Consolidated 2007 Derivative Litigation due to plaintiff's failure to make a pre-suit demand.

    On August 10, 2011 and August 15, 2011, the plaintiff that brought the Consolidated 2007 Derivative Litigation sent letters to AIG's Board of Directors (the Board) demanding that the Board cause AIG to pursue the claims asserted in the Consolidated 2007 Derivative Litigation. On September 13, 2011, the Board rejected the demand.

    Other Derivative Actions.    Separate purported derivative actions, alleging similar claims as the Consolidated 2007 Derivative Litigation, have been brought asserting claims on behalf of the nominal defendant AIG in various jurisdictions. These actions are described below:

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  Supreme Court of New York, Nassau County.    On February 29, 2008, a purported shareholder derivative complaint was filed in the Supreme Court of Nassau County, naming as defendants certain directors and officers of AIG and its subsidiaries. On March 9, 2009, this action was stayed.

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  Supreme Court of New York, New York County.    On March 20, 2009, a purported shareholder derivative complaint was filed in the Supreme Court of New York County naming as defendants certain directors and officers of AIG and recipients of AIGFP retention payments. The complaint has not been served on any defendant.

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  Delaware Court of Chancery.    On September 17, 2008, a purported shareholder derivative complaint was filed in the Delaware Court of Chancery, naming as defendants certain directors and officers of AIG and its subsidiaries. On July 17, 2009 the case was stayed. On May 4, 2011, the parties filed a stipulation with the court agreeing to lift the stay, and granting plaintiff leave to file an amended complaint. On June 17, 2011, AIG filed a motion to dismiss the second amended complaint due to plaintiff's failure to make a pre-suit demand on the Board. On February 1, 2012, the Court approved a stipulation between the parties, dismissing the second amended complaint with prejudice.

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  Superior Court for the State of California, Los Angeles County.    On November 20, 2009, a purported shareholder derivative complaint was filed in the Superior Court for the State of California, Los Angeles County, naming as defendants certain directors and officers of AIG and its subsidiaries. On February 9, 2010, the case was stayed.

    Southern District of New York.    On January 4, 2011, Wanda Mimms, a participant in the AIG Incentive Savings Plan (the Plan), filed a purported derivative action on behalf of the Plan in the United States District Court for the Southern District of New York against PricewaterhouseCoopers, LLP (PwC) and asserting a claim for professional malpractice in conducting audits of AIG's 2007 financial statements. The complaint, as amended on April 20, 2011, also asserts a claim for breach of fiduciary duty under ERISA against members of the Plan's Retirement Board for failing to pursue a claim for professional malpractice on behalf of the Plan against PwC. On July 6, 2011, the Plan and defendants filed motions to dismiss the amended complaint. On February 16, 2012, the Court granted the motions to dismiss and dismissed the amended complaint without leave to replead.

    Canadian Securities Class Action – Ontario Superior Court of Justice.    On November 12, 2008, an application was filed in the Ontario Superior Court of Justice for leave to bring a purported class action against AIG, AIGFP, certain directors and officers of AIG and Joseph Cassano, the former Chief Executive Officer of AIGFP, pursuant to the Ontario Securities Act. If the Court grants the application, a class plaintiff will be permitted to file a statement of claim against defendants. The proposed statement of claim would assert a class period of November 10, 2006 through September 16, 2008 (later amended to March 16, 2006 through September 16, 2008) and would allege that during this period defendants made false and misleading statements and omissions in quarterly and annual reports and during oral presentations in violation of the Ontario Securities Act.

    On April 17, 2009, defendants filed a motion record in support of their motion to stay or dismiss for lack of jurisdiction and forum non conveniens. On July 12, 2010, the Court adjourned a hearing on the motion pending a decision by the Supreme Court of Canada in another action with respect to similar issues raised in the action pending against AIG.

    In plaintiff's proposed statement of claim, plaintiff alleged general and special damages of $500 million, and punitive damages of $50 million plus prejudgment interest or such other sums as the Court finds appropriate. As of February 23, 2012, the Court has not determined whether it has jurisdiction or granted plaintiff's application to file a statement of claim and no merits discovery has occurred. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

    Starr International Litigation — On November 21, 2011, Starr International Company, Inc. (SICO) filed a complaint against the Department of the Treasury in the United States Court of Federal Claims, bringing claims, both individually and on behalf of all others similarly situated and derivatively on behalf of AIG (the Starr Treasury Action). The complaint challenges the government's assistance of AIG, pursuant to which AIG entered into the FRBNY Credit Facility and the Department of the Treasury received an approximately 80 percent ownership in AIG. The complaint alleges that the interest rate imposed on AIG and the appropriation of approximately 80 percent of AIG's equity was discriminatory, unprecedented, and inconsistent with liquidity assistance offered by the Government to other comparable firms at the time and violated the Equal Protection, Due Process, and Takings Clauses of the U.S. Constitution.

    On the same day that SICO commenced the Starr Treasury Action, SICO also filed a second complaint in the United States District Court in the Southern District of New York, this one against the FRBNY bringing claims, both individually and on behalf of all others similarly situated and derivatively on behalf of AIG. This complaint also challenges the Government's assistance of AIG, pursuant to which AIG entered into the FRBNY Credit Facility and the Department of the Treasury received an approximately 80 percent ownership in AIG. The complaint alleges that the FRBNY owed fiduciary duties to AIG as a controlling shareholder of AIG, and that the FRBNY breached these fiduciary duties by "divert[ing] the rights and assets of AIG and its shareholders to itself and favored third parties" through transactions involving ML III, an entity controlled by FRBNY, and by "participating in, and causing AIG's officers and directors to participate in, the evasion of AIG's existing Common Stock shareholders' right to approve the massive issuance of the new Common Shares required to complete the Government's taking of a nearly 80 percent interest in the Common Stock of AIG." SICO also alleges that the "FRBNY has asserted that in exercising its control over, and acting on behalf of, AIG it did not act in an official, governmental capacity or at the direction of the Department of the Treasury," but that "[t]o the extent the proof at or prior to trial shows that the FRBNY did in fact act in a governmental capacity, or at the direction of the Department of the Treasury, the improper conduct . . . constitutes the discriminatory takings of the property and property rights of AIG without due process or just compensation."

    In both of the actions commenced by SICO, the only claims naming AIG as a party are derivative claims on behalf of AIG, and AIG thus faces no potential damages. The FRBNY has requested indemnification under the FRBNY Credit Facility from AIG in connection with the action against it and AIG is discussing the request and its scope with the FRBNY. On January 31, 2012 and February 1, 2012, amended complaints were filed in the Court of Claims and the Southern District of New York, respectively. These amended complaints contain additional factual allegations, but do not contain any new claims against the Department of Treasury, the FRBNY or AIG.

Other Litigation Related to AIGFP

    On September 30, 2009, Brookfield Asset Management, Inc. and Brysons International, Ltd. (together, Brookfield) filed a complaint against AIG and AIGFP in the Southern District of New York. Brookfield seeks a declaration that a 1990 interest rate swap agreement between Brookfield and AIGFP (guaranteed by AIG) terminated upon the occurrence of certain alleged events that Brookfield contends constituted defaults under the swap agreement's standard "bankruptcy" default provision. Brookfield claims that it is excused from all future payment obligations under the swap agreement on the basis of the purported termination. At December 31, 2011, the estimated present value of expected future cash flows discounted at LIBOR was $1.5 billion, which represents AIG's maximum contractual loss from the alleged termination of the contract. It is AIG's position that no termination event has occurred and that the swap agreement remains in effect. A determination that a termination event has occurred could result in AIG losing its entitlement to all future payments under the swap agreement and result in a loss to AIG of the full value at which AIG is carrying the swap agreement.

    Additionally, a determination that AIG triggered a "bankruptcy" event of default under the swap agreement could also, depending on the Court's precise holding, affect other AIG or AIGFP agreements that contain the same or similar default provisions. Such a determination could also affect derivative agreements or other contracts between third parties, such as credit default swaps under which AIG is a reference credit, which could affect the trading price of AIG securities. During the third quarter of 2011, beneficiaries of certain previously repaid AIGFP guaranteed investment agreements brought an action against AIG Parent and AIGFP making "bankruptcy" event of default allegations similar to those made by Brookfield. AIG has moved to dismiss that complaint.

    On December 17, 2009, AIG and AIGFP filed a motion to dismiss Brookfield's complaint. On September 28, 2010, the Court issued a decision granting defendants' motion in part and denying it in part, holding that the complaint: (i) failed to allege that an event of default had occurred based upon defendants' failure to pay or inability to pay debts as they became due; but, (ii) sufficiently alleged that an event of default had occurred based upon other sections of the swap agreement's "bankruptcy" default provision. On January 26, 2011, Brookfield filed an amended complaint that sought to reassert, on the basis of additional factual allegations, the claims that were dismissed from the initial complaint. While AIG initially moved to dismiss the claim that Brookfield sought to reassert in its amended complaint, after Brookfield filed a second amended complaint on September 15, 2011, AIG informed the Court that, in light of the advanced stage of fact discovery in the case, it intends to defer seeking to dismiss Brookfield's claims until motions for summary judgment have been filed, when the discovery record can be considered. AIG and AIGFP filed an answer to the second amended complaint on November 8, 2011. Fact discovery is currently scheduled to conclude on May 15, 2012.

Securities Lending Dispute with Transatlantic Holdings Inc.

    On May 24, 2010, Transatlantic Holdings, Inc. (Transatlantic) and two of its subsidiaries, Transatlantic Reinsurance Company and Trans Re Zurich Reinsurance Company Ltd. (collectively, Claimants), commenced an arbitration proceeding before the American Arbitration Association in New York against AIG and two of its subsidiaries (the AIG Respondents). Claimants allege breach of contract, breach of fiduciary duty, and common law fraud in connection with certain securities lending agency agreements between AIG's subsidiaries and Claimants. Claimants allege that AIG and its subsidiaries should be liable for the losses that Claimants purport to have suffered in connection with securities lending and investment activities, and seek damages of $350 million and other unspecified damages.

    On June 29, 2010, AIG brought a petition in the Supreme Court of the State of New York, seeking to enjoin the arbitration on the ground that AIG is not a party to the securities lending agency agreements with Claimants. On July 29, 2010, the parties agreed to resolve that petition by consolidating the arbitration commenced by Claimants with a separate arbitration, commenced by AIG on June 29, 2010, in which AIG is seeking damages of Euro 17.6 million ($22.8 million at the December 31, 2011 exchange rate) from Transatlantic for breach of a Master Separation Agreement among Transatlantic, AIG and one of its subsidiary companies.

    On September 13, 2010, the AIG Respondents submitted an answer to Claimants' claims asserting, among other things, that there was no breach of the securities lending agency agreements, and that Claimants' other allegations including purported breach of fiduciary duty and fraud are not meritorious. Transatlantic submitted an answer denying liability with respect to AIG's claim on September 13, 2010. Claimants recently increased its claimed damages to an amount of approximately $500 million.

    On January 26, 2012, AIG Respondents and Claimants reached a binding agreement to terminate the arbitration proceedings and to dismiss all claims between the parties without any admission of liability by any of the parties. Pursuant to the agreement, the parties will first seek to reach an overall mediated settlement of the claims in the arbitration proceeding along with various other business matters that were not at issue in the arbitration. If a mediated resolution including all claims and outstanding business issues cannot be reached by April 30, 2012, then the parties will try to reach a mediated resolution of the securities lending claims only, including a settlement payment to Transatlantic between $45 million and $125 million. If the parties cannot reach such resolution, the parties have agreed that the mediator will, by June 1, 2012, determine the amount of a settlement payment to Transatlantic with respect to the securities lending claims in a range between $45 million and $125 million. Accordingly, AIG has accrued an amount it believes is reasonable for this settlement.

Employment Litigation against AIG and AIG Global Real Estate Investment Corporation

    Fitzpatrick matter.    On December 9, 2009, AIG Global Real Estate Investment Corporation's (AIGGRE) former President, Kevin P. Fitzpatrick, several entities he controls, and various other single purpose entities (the SPEs) filed a complaint in the Supreme Court of the State of New York, New York County against AIG and AIGGRE (the Defendants). The case was removed to the Southern District of New York, and an amended complaint was filed on March 8, 2010. The amended complaint asserts that the Defendants violated fiduciary duties to Fitzpatrick and his controlled entities and breached Fitzpatrick's employment agreement and agreements of SPEs that purportedly entitled him to carried interest fees arising out of the sale or disposition of certain real estate. Fitzpatrick has also brought derivative claims on behalf of the SPEs, purporting to allege that the Defendants breached contractual and fiduciary duties in failing to fund the SPEs with various amounts allegedly due under the SPE agreements. Fitzpatrick has also requested injunctive relief, an accounting, and that a receiver be appointed to manage the affairs of the SPEs. He has further alleged that the SPEs are subject to a constructive trust. Fitzpatrick also has alleged a violation of ERISA relating to retirement benefits purportedly due. Fitzpatrick has claimed that he is currently owed damages totaling approximately $196 million, and that potential future amounts owed to him are approximately $78 million, for a total of approximately $274 million. Fitzpatrick further claims unspecified amounts of carried interest on certain additional real estate assets of AIG and its affiliates. He also seeks punitive damages for the alleged breaches of fiduciary duties. Defendants assert that Fitzpatrick has been paid all amounts currently due and owing pursuant to the various agreements through which he seeks recovery. As set forth above, the possible range of loss to AIG is $0 to $274 million, although Fitzpatrick claims that he is also entitled to additional unspecified amounts of carried interest and punitive damages.

    Defendants filed counterclaims against Fitzpatrick and a motion to dismiss. On September 28, 2010, the Court dismissed the Defendants' counterclaims, and denied Defendants' motion to dismiss. On March 14, 2011, both plaintiffs and defendants filed motions for partial summary judgment. Those motions are still pending, and no trial date has been set.

    Behm matter.    Frank Behm, former President of AIG Global Real Estate Asia Pacific, Inc. ("AIGGREAP"), has filed two actions in connection with the termination of his employment. Behm filed an action on or about October 1, 2010 in Delaware Superior Court in which he asserts claims of breach of implied covenant of good faith and fair dealing for termination in violation of public policy, deprivation of compensation, and breach of contract. Additionally, on or about March 29, 2011, Behm filed an arbitration proceeding before the American Arbitration Association alleging wrongful termination, in which he seeks the payment of carried interest or "promote" distributed through the SPEs, based on the sales of certain real estate assets. Behm also contends that he is entitled to promote as a third-party beneficiary of Kevin Fitzpatrick's employment agreement, which, Behm claims, defines broadly a class of individuals, allegedly including himself, who, with the approval of AIG's Chief Investment Officer, became eligible to receive promote payments. Behm is claiming approximately $33 million in carried interest. Multiple AIG entities (the AIG Entities) are named as parties in each of the Behm matters. The AIG Entities have filed a counterclaim in the Delaware case, contending that Behm owes them approximately $3.6 million (before pre-judgment interest) in tax equalization payments made by the AIG Entities on Behm's behalf.

    Both matters filed by Behm are premised on the same key allegations. Behm claims that the AIG Entities wrongfully terminated him from AIGGREAP in an effort to silence him for voicing opposition to allegedly improper practices concerning the amount of AIG reserves for carried interest that Behm contends is due to him and others. The AIG Entities contend that their reserves are appropriate, as Behm's claim for additional carried interest are without merit. Behm claims that, when he refused to accede to the AIG Entities' position as to the amount of carried interest due, he was targeted for investigation and subsequently terminated, purportedly for providing confidential AIG information to a competitor, and its executive search firm. Behm argues that he did not disclose any confidential information; instead, he met with several of the competitor's representatives in order to foster interest in purchasing AIGGREAP.

    The parties have finalized the selection of the arbitration panel and the arbitration hearing dates have been set for May 2012. No trial date has been set in the Delaware action. As set forth above, the possible range of loss to AIG is $0 to $33 million, although Behm claims that he is also entitled to additional unspecified amounts of carried interest and punitive damages.

False Claims Act Complaint

    On February 25, 2010, a complaint was filed in the United States District Court for the Southern District of California by two individuals (Relators) seeking to assert claims on behalf of the United States against AIG and certain other defendants, including Goldman Sachs and Deutsche Bank, under the False Claims Act. Relators filed a First Amended Complaint on September 30, 2010, adding certain additional defendants, including Bank of America and Société Générale. The amended complaint alleges that defendants engaged in fraudulent business practices in respect of their activities in the over-the-counter market for collateralized debt obligations, and submitted false claims to the United States in connection with the FRBNY Credit Facility and the Maiden Lane Interests through, among other things, misrepresenting AIG's ability and intent to repay amounts drawn on the FRBNY Credit Facility, and misrepresenting the value of the securities that the Maiden Lane Interests acquired from AIG and certain of its counterparties. The complaint seeks unspecified damages pursuant to the False Claims Act in the amount of three times the damages allegedly sustained by the United States as well as interest, attorneys' fees, costs and expenses. The complaint and amended complaints were initially filed and maintained under seal while the United States considered whether to intervene in the action. On or about April 28, 2011, after the United States declined to intervene, the District Court lifted the seal, and Relators served the amended complaint on AIG on July 11, 2011.

    On October 14, 2011, the defendants that had been served filed motions to dismiss the amended complaint, which are currently pending. The Court will hear oral argument on those motions on April 23, 2012. The Relators have not specified in their amended complaint an amount of alleged damages. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

2006 Regulatory Settlements and Related Regulatory Matters

    2006 Regulatory Settlements.    In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolved investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers' compensation premium taxes and other assessments. These settlements did not, however, resolve investigations by regulators from other states into insurance brokerage practices related to contingent commissions and other broker-related conduct, such as alleged bid rigging. Nor did the settlements resolve any obligations that AIG may have to state guarantee funds in connection with any of these matters.

    As a result of these settlements, AIG made payments or placed amounts in escrow in 2006 totaling approximately $1.64 billion, $225 million of which represented fines and penalties.

    In addition to the escrowed funds, $800 million was deposited into, and subsequently disbursed by, a fund under the supervision of the SEC, to resolve claims asserted against AIG by investors, including the securities class action and shareholder lawsuits described below. Additional amounts held in escrow totaling approximately $597 million, including interest thereon, are included in Other assets at December 31, 2011, and, as discussed below, are specifically designated to satisfy regulatory and class-action liabilities related to workers' compensation premium reporting issues. Approximately $338 million of the $597 million of the current total workers' compensation related escrow amount was originally held in an account established as part of the 2006 New York regulatory settlement and referred to as the Workers' Compensation Fund.

    On February 1, 2012, AIG was informed by the SEC that AIG had complied with the terms of the settlement order under which AIG had agreed to retain an independent consultant, and as of that date, was no longer subject to such order.

    Other Regulatory Settlements.    AIG's 2006 regulatory settlements with the SEC, DOJ, NYAG and DOI did not resolve investigations by regulators from other states into insurance brokerage practices. AIG entered into agreements effective in early 2008 with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia; the Commonwealths of Massachusetts and Pennsylvania; and the District of Columbia; as well as the Florida Department of Financial Services and the Florida Office of Insurance Regulation, relating to their respective industry-wide investigations into producer compensation and insurance placement practices. The settlements called for total payments of $26 million by AIG, of which $4.4 million was paid under previous settlement agreements. During the term of the settlement agreements, which run through early 2018, AIG will continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. AIG will also continue to cooperate with the industry-wide investigations. On April 7, 2010, it was announced that AIG and the Ohio Attorney General entered into a settlement agreement to resolve the Ohio Attorney General's claim concerning producer compensation and insurance placement practices. AIG paid the Ohio Attorney General $9 million as part of that settlement.

    NAIC Examination of Workers' Compensation Premium Reporting.    During 2006, the Settlement Review Working Group of the National Association of Insurance Commissioners (NAIC), under the direction of the States of Indiana, Minnesota and Rhode Island, began an investigation into AIG's reporting of workers' compensation premiums. In late 2007, the Settlement Review Working Group recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania, and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. The examination focused on legacy issues related to AIG's writing and reporting of workers' compensation insurance prior to 1996 and current compliance with legal requirements applicable to such business.

    On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. The regulatory settlement agreement, which has been agreed to by all 50 states and the District of Columbia, includes, among other terms, (i) AIG's payment of $100 million in regulatory fines and penalties; (ii) AIG's payment of $46.5 million in outstanding premium taxes; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers' compensation premiums; and (iv) AIG's agreement to pay up to $150 million in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. The $146.5 million in fines, penalties and premium taxes have been funded out of the $338 million originally held in the Workers' Compensation Fund and placed into an escrow account pursuant to the terms of the regulatory settlement agreement. The regulatory settlement is contingent upon and will not become effective until, among other events: (i) a final, court-approved settlement is reached in all the lawsuits that comprise the Workers' Compensation Premium Reporting Litigation, discussed below, including the putative class action, except that such settlement need not resolve claims between AIG and the Liberty Mutual Group in order for the regulatory settlement to become effective and (ii) a settlement is reached and consummated between AIG and certain state insurance guaranty funds that may assert claims against AIG for underpayment of guaranty-fund assessments.

    As of December 31, 2011, AIG has an accrued liability for the amounts payable under the proposed settlement.

Litigation Related to the Matters Underlying the 2006 Regulatory Settlements

    AIG and certain present and former directors and officers of AIG have been named in various actions related to the matters underlying the 2006 Regulatory Settlements. These actions are described below.

    The Consolidated 2004 Securities Litigation.    Beginning in October 2004, a number of putative securities fraud class action suits were filed in the Southern District of New York against AIG and consolidated as In re American International Group, Inc. Securities Litigation (the Consolidated 2004 Securities Litigation). Subsequently, a separate, though similar, securities fraud action was also brought against AIG by certain Florida pension funds. The lead plaintiff in the Consolidated 2004 Securities Litigation is a group of public retirement systems and pension funds benefiting Ohio state employees, suing on behalf of themselves and all purchasers of AIG's publicly traded securities between October 28, 1999 and April 1, 2005. The named defendants are AIG and a number of present and former AIG officers and directors, as well as C.V. Starr & Co., Inc. (Starr), Starr International Company, Inc. (SICO), General Reinsurance Corporation (General Re), and PwC, among others. The lead plaintiff alleges, among other things, that AIG: (i) concealed that it engaged in anti-competitive conduct through alleged payment of contingent commissions to brokers and participation in illegal bid-rigging; (ii) concealed that it used "income smoothing" products and other techniques to inflate its earnings; (iii) concealed that it marketed and sold "income smoothing" insurance products to other companies; and (iv) misled investors about the scope of government investigations. In addition, the lead plaintiff alleges that Maurice R. Greenberg, AIG's former Chief Executive Officer, manipulated AIG's stock price. The lead plaintiff asserts claims for violations of Sections 11 and 15 of the Securities Act, Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder, and Sections 20(a) and Section 20A of the Exchange Act.

    On July 14, 2010, AIG approved the terms of a settlement (the Settlement) with lead plaintiffs. The Settlement is conditioned on, among other things, court approval and a minimum level of shareholder participation. Under the terms of the Settlement, if consummated, AIG would pay an aggregate of $725 million.

    On July 20, 2010, at the joint request of AIG and lead plaintiffs, the District Court entered an order staying all deadlines in the case. On November 30, 2010, AIG and lead plaintiffs executed their agreement of settlement and compromise. On November 30, 2010, lead plaintiffs filed a motion for preliminary approval of the settlement with AIG.

    On October 5, 2011, the District Court granted lead plaintiffs' motion for preliminary approval of the settlement between AIG and lead plaintiffs. Notices to class members of the settlement were mailed on October 14, 2011. On December 2, 2011, Lead Plaintiff filed a motion for final approval of the settlement and for attorneys' fees. Objections to the settlement and requests to be excluded from the settlement were due to the District Court by December 30, 2011. Only two shareholders objected to the settlement, and 25 shareholders claiming to hold less than 1.5 percent of AIG's outstanding shares at the end of the class period submitted timely and valid requests to opt out of the class. Of those 25 shareholders, seven are investment funds controlled by the same investment group, and that investment group is the only opt-out who held more than 1,000 shares at the end of the class period. By order dated February 2, 2012, the District Court granted lead plaintiffs' motion for final approval of the Settlement between AIG and lead plaintiffs. AIG has fully funded the amount of the Settlement into an escrow account. On February 17, 2012, one of the objectors filed a notice to appeal the District Court's February 2, 2012 order to the Court of Appeals for the Second Circuit.

    On January 23, 2012, AIG and the Florida pension funds, who had brought a separate securities fraud action, executed a settlement agreement. Under the terms of the settlement agreement, AIG paid $4 million.

    The Multi-District Litigation.    Commencing in 2004, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in one or more broad conspiracies to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey (District of New Jersey) for coordinated pretrial proceedings. The consolidated actions have proceeded in that Court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefits Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the Multi-District Litigation).

    The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants are alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including AIG subsidiaries. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a number of overlapping "broker-centered" conspiracies to allocate customers through the payment of contingent commissions to brokers and through purported "bid-rigging" practices. It also alleges that the insurer and broker defendants participated in a "global" conspiracy not to disclose to policyholders the payment of contingent commissions. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, and the antitrust laws of 48 states and the District of Columbia, and are liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and Sherman Antitrust Act violations.

    The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employers alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, track the allegations of customer allocation through steering and bid-rigging made in the Commercial Complaint.

    The District Court, in connection with the Commercial and Employee Benefits Complaints, granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. Plaintiffs appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit (the Third Circuit) on October 10, 2007. On January 14, 2008, the District Court granted summary judgment to defendants on plaintiffs' ERISA claims in the Employee Benefits Complaint. On February 12, 2008, plaintiffs filed a notice of appeal to the Third Circuit with respect to the dismissal of the antitrust and RICO claims in the Employee Benefits Complaint.

    On August 16, 2010, the Third Circuit affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. Specifically, the Third Circuit affirmed the dismissal of plaintiffs' broader antitrust and RICO claims, but the Court reversed the District Court's dismissal of alleged "Marsh-centered" antitrust and RICO claims based on allegations of bid-rigging involving excess casualty insurance. The Court remanded these Marsh-centered claims to the District Court for consideration as to whether plaintiffs had adequately pleaded them. Because the Third Circuit vacated in part the judgment dismissing the federal claims in the Commercial Complaint, the Third Circuit also vacated the District Court's dismissal of the state-law claims in the Commercial Complaint.

    On October 1, 2010, defendants named in the Commercial Complaint filed motions to dismiss the remaining remanded claims in the District of New Jersey. On March 18, 2011, AIG and certain other defendants announced that they had entered into a memorandum of understanding (MOU) with class plaintiffs to settle the claims asserted against them in the Commercial Complaint. As of May 20, 2011, the parties to the MOU and certain other defendants entered into a Stipulation of Settlement. Under the terms of the settlement, it is anticipated that AIG will pay $6.75 million of a total aggregate settlement amount of approximately $37 million. The settlement is conditioned on final court approval. Plaintiffs' attorneys' fees and litigation expenses, and the aggregate costs of notice and claims administration in connection with the settlement, would be paid from the settlement fund.

    On June 20, 2011, the Court "administratively terminated" without prejudice the various Defendants' pending motions to dismiss the proposed class plaintiffs' operative pleading indicating that those motions may be re-filed after adjudication of all issues related to the proposed class settlement and subject to the approval of the Magistrate Judge. On June 27, 2011, the Court preliminarily approved the class settlement. On June 30, 2011, AIG placed its portion of the total settlement payment into escrow. If the settlement does not receive final court approval, those funds will revert to AIG. A final fairness hearing was held on September 14, 2011. The Court has not yet ruled on the motion for final approval of the class settlement.

    A number of complaints making allegations similar to those in the Multi-District Litigation have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the Multi-District Litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed. In one of those consolidated actions, Palm Tree Computer Systems, Inc. v. Ace USA (Palm Tree), which is brought by two named plaintiffs on behalf of a proposed class of insurance purchasers, the plaintiffs allege specifically with respect to their claim for breach of fiduciary duty against the insurer defendants that neither named plaintiff nor any member of the proposed class suffered damages "exceeding $74,999 each." Plaintiffs do not specify damages as to other claims against the insurer defendants in the complaint. The plaintiffs in Palm Tree have not yet sought certification of the class, as that case has been stayed by the District Court of New Jersey. Because discovery has not been completed and the District Court has not determined if a class action is appropriate or the size or scope of any class, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the Palm Tree litigation. In another consolidated action, The Heritage Corp. of South Florida v. National Union Fire Ins. Co. (Heritage), an individual plaintiff alleges damages "in excess of $75,000." Because discovery has not been completed and a precise amount of damages has not been specified, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the Heritage litigation. For the remaining consolidated actions, as of February, 2012, plaintiffs have not specified an amount of alleged damages arising from these actions. AIG is therefore unable to reasonably estimate the possible loss or range of losses, if any, arising from these matters.

    In June 2011, the Court ordered counsel for each of the tag-along actions in the Multi-District Litigation (including the following cases where AIG is a defendant: Avery Dennison Corp. v. Marsh & McLennan Companies,  Inc.; Henley Management Co. v. Marsh Inc.; Heritage; and Palm Tree) to submit a letter to the Court within 30 days of the date of that order that outlines the effect the current proposed class settlement will have on their respective cases if finalized in due course. In July 2011, several plaintiffs submitted letters to the Court. Defendants submitted an omnibus response to the Court on August 19, 2011.

    On October 17, 2011, the Court conducted a conference and subsequently ordered that discovery and motion practice may proceed in all tag-along actions. The parties were ordered to submit a proposed scheduling order for discovery and any additional motion practice to the Court by October 31, 2011. The Court has not yet issued a scheduling order.

    The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the Multi-District Litigation proceeding. These efforts have generally been successful, although four cases have proceeded; one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts have proceeded (although discovery is stayed in both actions). In the Texas action, plaintiff filed its Fourth Amended Petition on July 13, 2009 and on August 14, 2009, defendants filed renewed special exceptions. Plaintiff in the Texas action alleges a "maximum" of $125 million in total damages (after trebling). Because the Court has not rendered a decision on defendants' renewed special exceptions and discovery has not been completed, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the Texas action. In the Kansas action, defendants are appealing to the Kansas Supreme Court the trial court's denial of defendants' motion to dismiss on statute of limitations grounds. In the Kansas action, the plaintiff alleges damages in an amount "greater than $75,000" for each of the three claims directed against AIG in the complaint. Because the Kansas Supreme Court has not decided the appeal of the trial court's denial of defendants' motion to dismiss, a precise amount of damages has not been specified and discovery has not been completed, AIG is unable to reasonably estimate the possible loss or range of losses, if any, from the Kansas action.

    Workers' Compensation Premium Reporting.    On May 24, 2007, the National Council on Compensation Insurance (NCCI), on behalf of the participating members of the National Workers' Compensation Reinsurance Pool (the NWCRP), filed a lawsuit in the United States District Court for the Northern District of Illinois (Northern District of Illinois) against AIG with respect to the underpayment by AIG of its residual market assessments for workers' compensation insurance. The complaint alleged claims for violations of RICO, breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and sought damages purportedly in excess of $1 billion. On August 6, 2007, the Court denied AIG's motion seeking to dismiss or stay the complaint or, in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the Court denied AIG's motion to dismiss the complaint.

    On March 17, 2008, AIG filed an amended answer, counterclaims and third-party claims against NCCI (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and other state law claims. The counterclaim- defendants and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, AIG filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued a decision and order sustaining AIG's counterclaims and sustaining, in part, AIG's third-party claims. The Court also dismissed certain of AIG's third-party claims without prejudice.

    On April 13, 2009, third-party defendant Liberty Mutual Group (Liberty Mutual) filed third-party counterclaims against AIG, certain of its subsidiaries, and former AIG executives. On August 23, 2009, the Court granted AIG's motion to dismiss the NCCI complaint for lack of standing. On September 25, 2009, AIG filed its First Amended Complaint, reasserting its RICO claims against certain insurance companies that both underreported their workers' compensation premium and served on the NWCRP Board, and repleading its fraud and other state law claims. Defendants filed a motion to dismiss the First Amended Complaint on October 30, 2009. On October 8, 2009, Liberty Mutual filed an amended counterclaim against AIG. The amended counterclaim is substantially similar to the complaint initially filed by NCCI, but also seeks damages related to non-NWCRP states, guaranty funds, and special assessments, in addition to asserting claims for other violations of state law. The amended counterclaim also removes as defendants the former AIG executives. On October 30, 2009, AIG filed a motion to dismiss the Liberty amended counterclaim.

    On April 1, 2009, Safeco Insurance Company of America (Safeco) and Ohio Casualty Insurance Company (Ohio Casualty) filed a complaint in the Northern District of Illinois, on behalf of a purported class of all NWCRP participant members, against AIG and certain of its subsidiaries with respect to the underpayment by AIG of its residual market assessments for workers' compensation insurance. The complaint was styled as an "alternative complaint," should the Court grant AIG's motion to dismiss the NCCI lawsuit for lack of subject-matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint names former AIG executives as defendants and asserts a RICO claim against those executives. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, AIG filed a motion to dismiss the amended complaint. On July 16, 2010, Safeco and Ohio Casualty filed their motion for class certification, which AIG opposed on October 8, 2010.

    On July 1, 2010, the Court ruled on the pending motions to dismiss that were directed at all parties' claims. With respect to the underreporting NWCRP companies' and board members' motion to dismiss AIG's first amended complaint, the Court denied the motion to dismiss all counts except AIG's claim for unjust enrichment, which it found to be precluded by the surviving claims for breach of contract. With respect to NCCI and the NWCRP's motion to dismiss AIG's first amended complaint, the Court denied the NCCI and the NWCRP's motions to dismiss AIG's claims for an equitable accounting and an action on an open, mutual, and current account. With respect to AIG's motions to dismiss Liberty's counterclaims and the class action complaint, the Court denied both motions, except that it dismissed the class claim for promissory estoppel. On July 30, 2010, the NWCRP filed a motion for reconsideration of the Court's ruling denying its motion to dismiss AIG's claims for an equitable accounting and an action on an open, mutual, and current account. The Court denied the NWCRP's motion for reconsideration on September 16, 2010. The plaintiffs filed a motion for class certification on July 16, 2010. AIG opposed the motion.

    On January 5, 2011, AIG executed a term sheet with a group of intervening plaintiffs, made up of seven participating members of the NWCRP that filed a motion to intervene in the class action for the purpose of settling the claims at issue on behalf of a settlement class. The proposed class-action settlement would require AIG to pay $450 million to satisfy all liabilities to the class members arising out of the workers' compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in the Workers' Compensation Fund less any amounts previously withdrawn to satisfy AIG's regulatory settlement obligations, as addressed above. On January 13, 2011, their motion to intervene was granted. On January 19, 2011, the intervening class plaintiffs filed their Complaint in Intervention. On January 28, 2011, AIG and the intervening class plaintiffs entered into a settlement agreement embodying the terms set forth in the January 5, 2011 term sheet and filed a joint motion for certification of the settlement class and preliminary approval of the settlement. If approved by the Court (and such approval becomes final), the settlement agreement will resolve and dismiss with prejudice all claims that have been made or that could have been made in the consolidated litigations pending in the Northern District of Illinois arising out of workers' compensation premium reporting, including the class action, other than claims that are brought by any class member that opts out of the settlement. On April 29, 2011, Liberty Mutual filed papers in opposition to preliminary approval of the proposed settlement and in opposition to certification of a settlement class, in which it alleged AIG's actual exposure, should the class action continue through judgment, to be in excess of $3 billion. AIG disputes and will defend against this allegation. The Court held a hearing on the motions for class certification and preliminary approval of the proposed class-action settlement on June 21 and July 25, 2011.

    On August 1, 2011, the Court issued an opinion and order granting the motion for class certification and preliminarily approving the proposed class-action settlement, subject to certain minor modifications that the Court noted the parties already had agreed to make. The opinion and order became effective upon the entry of a separate Findings and Order Preliminarily Certifying a Settlement Class and Preliminarily Approving Proposed Settlement on August 5, 2011. Liberty Mutual sought leave from the United States Court of Appeals for the Seventh Circuit to appeal the August 5, 2011 class certification decision, which was denied on August 19, 2011. Notice of the settlement was issued to the class members on August 19, 2011 advising that any class member wishing to opt out of or object to the class — action settlement was required to do so by October 3, 2011. RLI Insurance Company and its affiliates, which were to receive less than one thousand dollars under the proposed settlement, sent the only purported opt-out notice. Liberty Mutual, including its subsidiaries Safeco and Ohio Casualty, and the Kemper group of insurance companies, through their affiliate Lumbermens Mutual Casualty, were the only two objectors. AIG and the settling class plaintiffs filed responses to the objectors' submissions on October 28, 2011. The Court conducted a final fairness hearing on November 29, 2011. On December 21, 2011, the Court issued an order granting final approval of the settlement, but staying that ruling pending a forthcoming opinion. On January 19, 2012, Liberty Mutual and Safeco and Ohio Casualty filed notices of their intent to appeal the Court's order granting class-action settlement approval.

    The $450 million settlement amount, which is currently held in escrow pending final resolution of the class-action settlement, was funded in part from the approximately $191.5 million remaining in the Workers' Compensation Fund, after the transfer of the $146.5 million in fines, penalties, and premium taxes discussed in the NAIC Examination of Workers' Compensation Premium Reporting matter above into a separate escrow account pursuant to the regulatory settlement agreement. In the event that the proposed class action settlement is not approved, the litigation will resume. As of December 31, 2011, AIG has an accrued liability equal to the amounts payable under the settlement.

Litigation Matters Relating to AIG's Insurance Operations

    Caremark.    AIG and certain of its subsidiaries have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In addition, the intervenors originally alleged that various lawyers and law firms who represented parties in the underlying class and derivative litigation (the Lawyer Defendants) were also liable for fraud and suppression, misrepresentation, and breach of fiduciary duty.

    The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. AIG and its subsidiaries deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

    In November 2007, the trial court dismissed the intervenors' complaint against the Lawyer Defendants, and the Alabama Supreme Court affirmed that dismissal in September 2008. After the case was sent back down to the trial court, the intervenors retained additional counsel and filed an Amended Complaint in Intervention that named only Caremark and AIG and various subsidiaries as defendants, purported to bring claims against all defendants for deceit and conspiracy to deceive, and purported to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception. The defendants moved to dismiss the Amended Complaint in Intervention, and the plaintiffs moved to disqualify all of the lawyers for the intervenors because, among other things, the newly retained firm had previously represented Caremark. The intervenors, in turn, moved to disqualify the lawyers for the plaintiffs in the first-filed action. The cross-motions to disqualify were withdrawn after the two sets of plaintiffs agreed that counsel for the original plaintiffs would act as lead counsel, and intervenors also withdrew their Amended Complaint in Intervention. The trial court approved all of the foregoing steps and, in April 2009, established a schedule for class action discovery that was to lead to a hearing on class certification in March 2010. The Court has since appointed a special master to oversee class action discovery and has directed the parties to submit a new discovery schedule after certain discovery disputes are resolved. Class discovery is ongoing. A class certification hearing has been set for March 2012, but it is expected to be adjourned until later in the Spring.

    As of February 23, 2012, the parties have not completed class action discovery, general discovery has not commenced, and the court has not determined if a class action is appropriate or the size or scope of any class. As a result, AIG is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

(B) COMMITMENTS

Flight Equipment

    At December 31, 2011, ILFC had committed to purchase 232 new aircraft and 26 additional aircraft, mostly through sale-leaseback transactions with airlines, deliverable from 2012 through 2019, with aggregate estimated total remaining payments of approximately $19.0 billion. ILFC will be required to find lessees for any aircraft acquired and to arrange financing for a substantial portion of the purchase price.

    During 2011, ILFC entered into a contract for the purchase of 100 A320neo family narrowbody aircraft from Airbus with deliveries beginning in 2015 and canceled its previous purchase commitment for ten A380s. ILFC also has the right to purchase an additional 50 Airbus A320neo family narrowbody aircraft. In addition, ILFC signed a purchase agreement for 33 737-800 aircraft from Boeing with deliveries beginning in 2012.

The following table presents the minimum future rental income on noncancelable operating leases of flight equipment that has been delivered:

At December 31, 2011 (in millions)

2012	$4,091
2013	3,585
2014	2,900
2015	2,180
2016	1,570
Remaining years after 2016	1,701

Total	$16,027

    Flight equipment is leased under operating leases with remaining terms ranging from one to fourteen years.

Lease Commitments

    AIG and its subsidiaries occupy leased space in many locations under various long-term leases and have entered into various leases covering the long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases:

At December 31, 2011 (in millions)

2012	$422
2013	332
2014	234
2015	181
2016	151
Remaining years after 2016	428

Total	$1,748

    Rent expense was $482 million, $587 million and $733 million for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts include $24 million, $118 million and $206 million attributable to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively.

Other Commitments

    In the normal course of business, AIG enters into commitments to invest in private equity funds, hedge funds and mutual funds and to purchase and develop real estate in the U.S. and abroad. These commitments totaled $2.8 billion at December 31, 2011.

    AIG is obligated, subject to certain conditions, to make any payment that is not promptly paid with respect to the benefits accrued by certain employees of AIG and its subsidiaries under the SICO Plans (as discussed in (c) below under "Benefits Provided by Starr International Company, Inc.").

(C) CONTINGENCIES

Liability for unpaid claims and claims adjustment expense

    Although AIG regularly reviews the adequacy of the established Liability for unpaid claims and claims adjustment expense, there can be no assurance that AIG's loss reserves will not develop adversely and have a material adverse effect on its results of operations. Estimation of ultimate net losses, loss expenses and loss reserves is a complex process for long-tail casualty lines of business, which include general liability, commercial automobile liability, workers' compensation, excess casualty and crisis management coverages, insurance and risk management programs for large corporate customers and other customized structured insurance products, as well as excess and umbrella liability, D&O and products liability. Generally, actual historical loss development factors are used to project future loss development. However, there can be no assurance that future loss development patterns will be the same as in the past. Moreover, any deviation in loss cost trends or in loss development factors might not be discernible for an extended period of time subsequent to the recording of the initial loss reserve estimates for any accident year. There is the potential for reserves with respect to a number of years to be significantly affected by changes in loss cost trends or loss development factors that were relied upon in setting the reserves. These changes in loss cost trends or loss development factors could be attributable to changes in inflation or in the judicial environment, or in other social or economic phenomena affecting claims, such as the effects that the recent disruption in the credit markets could have on reported claims under professional liability coverages.

Benefits Provided by Starr International Company, Inc.

    SICO has provided a series of two-year Deferred Compensation Profit Participation Plans (SICO Plans) to certain AIG employees. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset was AIG Common Stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including AIG.

    None of the costs of the various benefits provided under the SICO Plans has been paid by AIG, although AIG has recorded a charge to reported earnings for the deferred compensation amounts paid to AIG employees by SICO, with an offsetting amount credited to Additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG Common Stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, AIG modified its accounting for the SICO Plans from variable to fixed measurement accounting. AIG gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to participants in the SICO Plans.

    Under the Starr International Company, Inc. Assurance Agreement, dated as of June 27, 2005 (SICO Assurance Agreement), AIG has agreed that, in the event that SICO does not promptly deliver the shares as required under the express terms of the SICO Plans to participants who were employees of AIG and its subsidiaries as of May 18, 2005, AIG will pay the benefits due under the SICO Plans. At December 31, 2011, the maximum number of shares of AIG Common Stock that AIG could be required to deliver under the SICO Assurance Agreement was 195,908.

(D) GUARANTEES

Subsidiaries

    AIG has issued unconditional guarantees with respect to the prompt payment, when due, of all present and future payment obligations and liabilities of AIGFP arising from transactions entered into by AIGFP.

    In connection with AIGFP's leasing business, AIGFP has issued, in a limited number of transactions, standby letters of credit or similar facilities to equity investors in an amount equal to the termination value owing to the equity investor by the lessee in the event of a lessee default (the equity termination value). The total amount outstanding at December 31, 2011 was $437 million. In those transactions, AIGFP has agreed to pay such amount if the lessee fails to pay. The amount payable by AIGFP is, in certain cases, partially offset by amounts payable under other instruments typically equal to the present value of a scheduled payment to be made by AIGFP. In the event that AIGFP is required to make a payment to the equity investor, the lessee is unconditionally obligated to reimburse AIGFP. To the extent that the equity investor is paid the equity termination value from the standby letter of credit and/or other sources, including payments by the lessee, AIGFP takes an assignment of the equity investor's rights under the lease of the underlying property. Because the obligations of the lessee under the lease transactions are generally economically defeased, lessee bankruptcy is the most likely circumstance in which AIGFP would be required to pay.

Asset Dispositions

General

    AIG is subject to financial guarantees and indemnity arrangements in connection with the completed sales of businesses pursuant to its asset disposition plan. The various arrangements may be triggered by, among other things, declines in asset values, the occurrence of specified business contingencies, the realization of contingent liabilities, developments in litigation or breaches of representations, warranties or covenants provided by AIG. These arrangements are typically subject to various time limitations, defined by the contract or by operation of law, such as statutes of limitation. In some cases, the maximum potential obligation is subject to contractual limitations, while in other cases such limitations are not specified or are not applicable.

    AIG is unable to develop a reasonable estimate of the maximum potential payout under certain of these arrangements. Overall, AIG believes that it is unlikely it will have to make any material payments related to completed sales under these arrangements, and no material liabilities related to these arrangements have been recorded in the Consolidated Balance Sheet. See Notes 1 and 4 herein for additional information on sales of businesses and asset dispositions.

ALICO Sale

    Pursuant to the terms of the ALICO stock purchase agreement, AIG has agreed to provide MetLife with certain indemnities, the most significant of which include:

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  Indemnification related to breaches of general representations and warranties with an aggregate deductible of $125 million and a maximum payout of $2.25 billion. The indemnification extends for 21 months after November 1, 2010.

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  Indemnifications related to specific product, investment, litigation and other matters that are excluded from the general representations and warranties indemnity. These indemnifications provide for various deductible amounts, which in certain cases are zero, and maximum exposures, which in certain cases are unlimited, and extend for various periods after the completion of the sale.

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  Tax indemnifications related to insurance reserves that extend for taxable periods ending on or before December 31, 2013 and that are limited to an aggregate of $200 million, and certain other tax-related representations and warranties that extend to the expiration of the statute of limitations and are subject to an aggregate deductible of $50 million.

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  Indemnification for taxes incurred by ALICO as a result of the proposed elections under Section 338 of the Internal Revenue Code (the Code). Such elections have the effect of shifting the federal income tax liability on the sale from the seller to ALICO. On March 8, 2011, AIG paid MetLife approximately $300 million related to this indemnity.

    In connection with the indemnity obligations described above, as of December 31, 2011, approximately $1.6 billion of proceeds from the ALICO Sale were on deposit in an escrow arrangement. The amount required to be held in escrow declines to zero in April 2013, with claims submitted related to the indemnifications reducing the amount that can be released to AIG. Escrow releases to AIG are generally required to be applied towards the reduction of the liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests. The escrow arrangement, as of December 31, 2011, consists of $3.0 billion of initial cash proceeds from the sale of MetLife securities received upon the completion of the ALICO Sale, less the following payments to MetLife from the escrow account in connection with the indemnification for various claims under the terms of the ALICO Sale: (i) approximately $300 million for taxes as described above and (ii) approximately $150 million during 2011 in connection with the previously disclosed litigation relating to Italian internal fund suspensions, U.K. internal fund suspensions, and various tax and other indemnity claims. On November 1, 2011, in accordance with the MetLife escrow agreement from the ALICO Sale, approximately $918 million was released to AIG. These proceeds were applied to pay down a portion of the liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests pursuant to the Master Transaction Agreement, dated as of December 8, 2010, among AIG, the SPVs, the FRBNY, the Department of the Treasury and the Trust.

AGF Sale

    On November 30, 2010, AIG completed the sale of AGF. In accordance with the terms of the sale, AIG has made certain customary representations, warranties and covenants in the stock purchase agreement in which AIG agreed to provide the purchaser with certain indemnities.

AIG Star and AIG Edison Sale

    Pursuant to the terms of the AIG Star and AIG Edison stock purchase agreement, AIG has agreed to provide Prudential Financial, Inc. with certain indemnities, the most significant of which is indemnification related to breaches of general representations and warranties that result in losses that exceed 4.1 billion Yen ($53 million at the December 31, 2011 exchange rate), with a maximum payout of 102 billion Yen ($1.3 billion at the December 31, 2011 exchange rate). Except for certain specified representations and warranties that may have a longer survival period, the indemnification extends until November 1, 2012.

Other

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  See Note 11 herein for commitments and guarantees associated with VIEs.

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  See Note 12 herein for disclosures on derivatives, including AIGFP and MIP written credit default swaps and other derivatives with credit risk-related contingent features.

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  See Note 24 herein for additional disclosures on guarantees of outstanding debt.